Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of revenue by region

€ millions	2025	2024	2023
Germany	5,828	5,359	4,921
Rest of EMEA	11,197	10,216	9,083
EMEA	17,025	15,575	14,004
United States	11,537	11,056	10,204
Rest of Americas	2,962	2,752	2,558
Americas	14,499	13,808	12,762
Japan	1,569	1,388	1,243
Rest of APJ	3,707	3,404	3,199
APJ	5,276	4,793	4,441
 SAP Group	36,800	34,176	31,207

Schedule of major revenue classes by region

	Cloud Revenue			Cloud and Software Revenue
€ millions	2025	2024	2023	2025	2024	2023
EMEA	8,876	6,892	5,241	15,013	13,534	12,028
Americas	9,075	7,872	6,642	12,744	11,987	10,959
APJ	3,072	2,377	1,781	4,781	4,308	3,937
 SAP Group	21,023	17,141	13,664	32,538	29,830	26,924

Schedule of reconciliation of remaining performance obligations

€ billions	2025
/ 12/31/2024	78.4
Add renewals, new contracts, and modifications:
- Cloud	35.0
- Maintenance	9.9
- Services	3.1
- Others[1]	-0.2
Less revenue recognized in 2025:
- Cloud	-21.0
- Maintenance	-10.5
- Services	-4.3

Acquisitions and divestments[2]	0.2

/ 12/31/2025	90.5

[1] Others mainly comprises currency fluctuations for our services and maintenance contracts and changes to the remaining performance obligations for our software contracts.

[2] The 2025 acquisitions and divestments figure refers to the acquisition of SmartRecruiters.

Schedule of reconciliation of activities impacting contract liabilities

€ billions	2025
/ 1/1/2025	6.1
Increases resulting from billing and invoices becoming due	16.7
Decreases resulting from satisfaction of performance obligations	-15.6
Other[1]	-0.5
/ 12/31/2025	6.7

[1] Other includes, for example, the impact of foreign currency translation and business combinations.